CornerCap Fundametrics® Large-Cap ETF

Schedule of Investments (Unaudited)

June 30, 2021

Security Description	Shares	Value
Common Stocks – 98.3%
Aerospace/Defense – 2.9%
General Dynamics Corp.	2,259	$425,279
L3Harris Technologies, Inc.	4,004	865,464
Lockheed Martin Corp.	2,064	780,915
Northrop Grumman Corp.	2,400	872,232

Total Aerospace/Defense		2,943,890

Agriculture – 1.6%
Altria Group, Inc.	15,452	736,751
Philip Morris International, Inc.	8,718	864,041

Total Agriculture		1,600,792

Apparel – 0.8%
VF Corp.	10,576	867,655

Total Apparel		867,655

Auto Manufacturers – 0.7%
Cummins, Inc.	3,089	753,129

Total Auto Manufacturers		753,129

Banks – 9.7%
Bank of New York Mellon Corp./The	17,455	894,220
Citigroup, Inc.	11,878	840,368
Citizens Financial Group, Inc.	18,635	854,787
Comerica, Inc.	11,580	826,117
Goldman Sachs Group, Inc./The	2,453	930,987
Huntington Bancshares, Inc./OH	52,943	755,497
JPMorgan Chase & Co.	5,172	804,453
KeyCorp	39,883	823,584
Regions Financial Corp.	38,481	776,547
Truist Financial Corp.	13,808	766,344
US Bancorp	13,913	792,624
Wells Fargo & Co.	20,761	940,266

Total Banks		10,005,794

Biotechnology – 2.4%
Amgen, Inc.	3,191	777,806
Gilead Sciences, Inc.	11,985	825,287
Incyte Corp. *	10,695	899,770

Total Biotechnology		2,502,863

Building Materials – 0.8%
Masco Corp.	13,240	779,968

Total Building Materials		779,968

CornerCap Fundametrics® Large-Cap ETF

Schedule of Investments (Unaudited) (Continued)

June 30, 2021

Security Description	Shares	Value
Chemicals – 3.9%
CF Industries Holdings, Inc.	17,976	$924,865
Dow, Inc.	12,707	804,099
Eastman Chemical Co.	6,958	812,347
FMC Corp.	6,711	726,130
LyondellBasell Industries NV – Class A	7,675	789,527

Total Chemicals		4,056,968

Commercial Services – 1.5%
Booz Allen Hamilton Holding Corp. – Class A	9,886	842,089
FleetCor Technologies, Inc. *	2,609	668,061

Total Commercial Services		1,510,150

Computers – 4.0%
Cognizant Technology Solutions Corp. – Class A	11,066	766,431
International Business Machines Corp.	5,677	832,191
Leidos Holdings, Inc.	7,874	796,062
NetApp, Inc.	10,737	878,501
Western Digital Corp. *	11,316	805,360

Total Computers		4,078,545

Diversified Financial Services – 4.4%
CBOE Global Markets, Inc.	7,523	895,613
Capital One Financial Corp.	5,996	927,521
Discover Financial Services	8,101	958,267
Intercontinental Exchange, Inc.	7,250	860,575
Synchrony Financial	19,094	926,441

Total Diversified Financial Services		4,568,417

Electric – 4.7%
Ameren Corp.	10,194	815,928
American Electric Power Co., Inc.	9,318	788,210
Avangrid, Inc.	7,293	375,079
CMS Energy Corp.	6,810	402,335
DTE Energy Co.	5,831	755,697
Edison International	14,790	855,158
Southern Co./The	13,582	821,847

Total Electric		4,814,254

Electrical Components & Equipment – 0.8%
Emerson Electric Co.	8,957	862,022

Total Electrical Components & Equipment		862,022

CornerCap Fundametrics® Large-Cap ETF

Schedule of Investments (Unaudited) (Continued)

June 30, 2021

Security Description	Shares	Value
Electronics – 0.8%
Garmin Ltd.	6,043	$874,059

Total Electronics		874,059

Food – 1.8%
Campbell Soup Co.	7,646	348,581
General Mills, Inc.	11,856	722,386
Tyson Foods, Inc. – Class A	10,834	799,116

Total Food		1,870,083

Forest Products & Paper – 0.8%
International Paper Co.	14,017	859,382

Total Forest Products & Paper		859,382

Health Care – 4.3%
Abbott Laboratories	6,937	804,207
Centene Corp. *	6,196	451,874
HCA Healthcare, Inc.	4,350	899,319
Hologic, Inc. *	9,469	631,772
Medtronic PLC	6,428	797,908
Universal Health Services, Inc. – Class B	5,754	842,558

Total Health Care		4,427,638

Home Builders – 2.0%
DR Horton, Inc.	9,165	828,241
Lennar Corp. – Class A	4,312	428,397
NVR, Inc. *	170	845461

Total Home Builders		2,102,099

Household Products – 0.3%
Kimberly-Clark Corp.	2,342	313,313

Total Household Products		313,313

Insurance – 4.7%
Aflac, Inc.	14,545	780,485
Allstate Corp./The	6,739	879,035
American International Group, Inc.	17,092	813,579
Fidelity National Financial, Inc.	19,046	827,739
Principal Financial Group, Inc.	12,856	812,371
Travelers Cos, Inc./The	4,923	737,022

Total Insurance		4,850,231

CornerCap Fundametrics® Large-Cap ETF

Schedule of Investments (Unaudited) (Continued)

June 30, 2021

Security Description	Shares	Value
Internet – 3.9%
Alphabet, Inc. – Class A *	350	$854,627
Booking Holdings, Inc. *	249	544,834
Facebook, Inc. – Class A *	2,646	920,041
GoDaddy, Inc. – Class A *	10,199	886,905
Netflix, Inc. *	1,581	835,100

Total Internet		4,041,507

Machinery – 2.4%
Caterpillar, Inc.	3,666	797,831
Dover Corp.	5,653	851,342
Deere & Co.	2,246	792,187

Total Machinery		2,441,360

Media – 2.4%
Fox Corp. – Class A	18,063	670,679
Liberty SiriusXM Group/The *	18,193	843,973
ViacomCBS, Inc. – Class B	22,188	1,002,898

Total Media		2,517,550

Miscellaneous Manufacturing – 1.6%
3M Co.	4,087	811,801
Parker-Hannifin Corp.	2,761	847,931

Total Miscellaneous Manufacturing		1,659,732

Oil and Gas – 4.6%
Diamondback Energy, Inc.	10,509	986,690
EOG Resources, Inc.	11,575	965,818
Exxon Mobil Corp.	13,874	875,172
Occidental Petroleum Corp.	34,436	1,076,814
Schlumberger NV	26,173	837,798

Total Oil and Gas		4,742,292

Pharmaceuticals – 5.4%
Becton Dickinson and Co.	2,942	715,465
Bristol-Myers Squibb Co.	12,923	863,515
CVS Health Corp.	9,091	758,553
Johnson & Johnson	5,085	837,703
Merck & Co., Inc.	10,441	811,996
Organon & Co. *	1,027	31,077
Pfizer, Inc.	20,192	790,719
Viatris, Inc.	54,938	785,064

Total Pharmaceuticals		5,594,092

CornerCap Fundametrics® Large-Cap ETF

Schedule of Investments (Unaudited) (Continued)

June 30, 2021

Security Description	Shares	Value
Pipelines – 0.9%
Kinder Morgan, Inc.	50,935	$928,545

Total Pipelines		928,545

Real Estate Investment Trusts (REITs) – 5.3%
CoreSite Realty Corp.	3,216	432,874
Cousins Properties, Inc.	11,704	430,473
Gaming and Leisure Properties, Inc.	8,596	398,253
Healthcare Trust of America, Inc. – Class A	12,863	343,442
Host Hotels & Resorts, Inc. *	26,924	460,131
Invitation Homes, Inc.	11,676	435,398
Lamar Advertising Co. – Class A	4,101	428,226
Medical Properties Trust, Inc.	19,020	382,302
National Retail Properties, Inc.	9,197	431,155
PS Business Parks, Inc.	2,755	407,961
Public Storage	1,568	471,482
Realty Income Corp.	6,493	433,343
WP Carey, Inc.	5,805	433,169

Total Real Estate Investment Trusts (REITs)		5,488,209

Retail – 4.7%
Best Buy Co., Inc.	6,707	771,171
Darden Restaurants, Inc.	5,740	837,983
Dollar Tree, Inc. *	6,887	685,256
Lowe’s Cos, Inc.	4,302	834,459
McDonald’s Corp.	3,685	851,198
O’Reilly Automotive, Inc. *	1,579	894,045

Total Retail		4,874,112

Semiconductors – 3.8%
Broadcom, Inc.	889	423,911
Intel Corp.	10,304	578,467
Micron Technology, Inc. *	9,876	839,262
ON Semiconductor Corp. *	20,570	787,420
Qorvo, Inc. *	2,556	500,081
Skyworks Solutions, Inc.	4,361	836,222

Total Semiconductors		3,965,363

Software – 5.8%
Adobe, Inc. *	1,537	900,129
Cerner Corp.	10,206	797,701
Citrix Systems, Inc.	5,757	675,123
Fiserv, Inc. *	3,765	402,441
Oracle Corp.	11,151	867,994
SS&C Technologies Holdings, Inc.	10,852	781,995

CornerCap Fundametrics® Large-Cap ETF

Schedule of Investments (Unaudited) (Continued)

June 30, 2021

Security Description	Shares	Value
Take-Two Interactive Software, Inc. *	3,734	$660,993
VMware, Inc. – Class A *	5,366	858,399

Total Software		5,944,775

Telecommunications – 2.3%
AT&T, Inc.	26,927	774,959
Cisco Systems, Inc.	15,850	840,050
Verizon Communications, Inc.	14,172	794,057

Total Telecommunications		2,409,066

Transportation – 2.3%
CSX Corp.	23,880	766,070
FedEx Corp.	2,820	841,291
Union Pacific Corp.	3,380	743,363

Total Transportation		2,350,724

Total Common Stocks (Cost – $89,178,488)		$101,598,579

Short-Term Investment – 1.6%
First American Government Obligations Fund – Class X – 0.03% (a)	1,677,434	1,677,434

Total Short-Term Investment (Cost – $1,677,434)		$1,677,434

Total Investments – 99.9% (Cost – $90,855,922)		103,276,013
Other Assets in Excess of Liabilities – 0.1%		94,842

Total Net Assets – 100.0%		$103,370,855

PLC	– Public Limited Company

*	Non-income producing security.
(a)	The rate reported is the annualized seven-day yield at period end.

CornerCap Fundametrics® Large-Cap ETF

Schedule of Investments (Unaudited) (Continued)

June 30, 2021

Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at net asset value (“NAV”). These investments are categorized as Level 1 of the fair value hierarchy.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

•

Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•

Level 2 – observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value the Fund’s investments in each category investment type as of June 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$101,598,579	$–	$–	$101,598,579
Short-Term Investment	1,677,434	–	–	1,677,434
Total	$103,276,013	$–	$–	$103,276,013

See the Schedule of Investments for further detail of investment classifications.